Restructuring costs and similar items - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of restructuring costs and similar items [line items]
Expense of restructuring activities	€ 1,062	€ 1,480	€ 731
Termination benefit payments	791
Expenses related to property, plant and equipment and to inventories	106	162	221
Losses on property plant and equipment due to site closures or divestments		162
Sanofi transformation programs	€ 109	145	€ 110
Europe
Disclosure of restructuring costs and similar items [line items]
Termination benefit payments		517
Research and development agreement with Regeneron
Disclosure of restructuring costs and similar items [line items]
Provision for penalities from restructuring		283
Evotec | Restructuring costs and similar items
Disclosure of restructuring costs and similar items [line items]
Upfront payments		60
Transfer cost of infectious diseases		€ 252